Distribution Date:	10/11/24	COMM 2013-CCRE12 Mortgage Trust
Determination Date:	10/07/24
Next Distribution Date:	11/13/24
Record Date:	09/30/24	Commercial Mortgage Pass-Through Certificates
Series 2013-CCRE12

Table of Contents				Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com

Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	9-13				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14
		Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	15
			David Rodgers	(212) 230-9025
Principal Prepayment Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Specially Serviced Loan Detail - Part 2	21	Trustee	U.S. Bank Trust Company, National Association

Modified Loan Detail	22		General Contact	(312) 332-7457
			190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	23
		Controlling Class	BPC AS LLC
Historical Bond / Collateral Loss Reconciliation Detail	24-25	Representative
Interest Shortfall Detail - Collateral Level	26		-

Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12591KAA3	1.295000%	61,738,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12591KAB1	2.904000%	98,472,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12591KAD7	3.765000%	225,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12591KAE5	4.046000%	355,963,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12591KAC9	3.623000%	96,466,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12591KAG0	4.300000%	76,285,000.00	50,226,588.57	135,499.89	209,999.06	0.00	0.00	345,498.95	50,091,088.68	81.14%	23.63%
B	12591KAH8	4.762000%	79,277,000.00	79,277,000.00	0.00	0.00	0.00	0.00	0.00	79,277,000.00	51.29%	17.00%
C	12591KAK1	4.876528%	49,361,000.00	49,361,000.00	0.00	0.00	0.00	0.00	0.00	49,361,000.00	32.71%	12.88%
D	12624SAE9	4.876528%	64,319,000.00	64,319,000.00	0.00	0.00	0.00	0.00	0.00	64,319,000.00	8.50%	7.50%
E*	12624SAG4	4.876528%	23,932,000.00	22,550,467.05	0.00	0.00	0.00	(14,263.46)	0.00	22,564,730.51	0.00%	5.50%
F	12624SAJ8	3.016000%	16,454,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	4.13%
G	12624SAL3	3.016000%	49,361,377.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	12624SAN9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12624SAQ2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12624SAS8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,196,628,379.01	265,734,055.62	135,499.89	209,999.06	0.00	(14,263.46)	345,498.95	265,612,819.19

X-A	12591KAF2	0.576528%	913,924,000.00	50,226,588.57	0.00	24,130.84	0.00	0.00	24,130.84	50,091,088.68
X-B	12624SAA7	0.047054%	192,957,000.00	192,957,000.00	0.00	7,566.17	0.00	0.00	7,566.17	192,957,000.00
X-C	12624SAC3	0.000000%	89,747,377.00	22,550,467.05	0.00	0.00	0.00	0.00	0.00	22,564,730.51
Notional SubTotal			1,196,628,377.00	265,734,055.62	0.00	31,697.01	0.00	0.00	31,697.01	265,612,819.19

Deal Distribution Total					135,499.89	241,696.07	0.00	(14,263.46)	377,195.96

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12591KAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12591KAB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12591KAD7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12591KAE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12591KAC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12591KAG0	658.40713862	1.77623242	2.75282244	(0.39353018)	0.00000000	0.00000000	0.00000000	4.52905486	656.63090621
B	12591KAH8	1,000.00000000	0.00000000	0.00000000	3.96833331	42.17367194	0.00000000	0.00000000	0.00000000	1,000.00000000
C	12591KAK1	1,000.00000000	0.00000000	0.00000000	4.06377302	65.86112903	0.00000000	0.00000000	0.00000000	1,000.00000000
D	12624SAE9	1,000.00000000	0.00000000	0.00000000	4.06377291	137.46618386	0.00000000	0.00000000	0.00000000	1,000.00000000
E	12624SAG4	942.27256602	0.00000000	0.00000000	3.82918185	222.34335325	0.00000000	(0.59599950)	0.00000000	942.86856552
F	12624SAJ8	0.00000000	0.00000000	0.00000000	0.00000000	123.72334204	0.00000000	0.00000000	0.00000000	0.00000000
G	12624SAL3	0.00000000	0.00000000	0.00000000	0.00000000	160.57976766	0.00000000	0.00000000	0.00000000	0.00000000
V	12624SAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12624SAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12624SAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12591KAF2	54.95707364	0.00000000	0.02640355	0.00000000	0.00000000	0.00000000	0.00000000	0.02640355	54.80881198
X-B	12624SAA7	1,000.00000000	0.00000000	0.03921169	0.00000000	0.00000000	0.00000000	0.00000000	0.03921169	1,000.00000000
X-C	12624SAC3	251.26602920	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	251.42495819

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M	09/01/24 - 09/30/24	30	30,020.45	179,978.61	0.00	179,978.61	(30,020.45)	0.00	0.00	209,999.06	0.00
B	09/01/24 - 09/30/24	30	3,028,804.63	314,597.56	0.00	314,597.56	314,597.56	0.00	0.00	0.00	3,343,402.19
C	09/01/24 - 09/30/24	30	3,050,379.29	200,591.90	0.00	200,591.90	200,591.90	0.00	0.00	0.00	3,250,971.19
D	09/01/24 - 09/30/24	30	8,580,309.67	261,377.81	0.00	261,377.81	261,377.81	0.00	0.00	0.00	8,841,687.48
E	09/01/24 - 09/30/24	30	5,229,481.15	91,639.98	0.00	91,639.98	91,639.98	0.00	0.00	0.00	5,321,121.13
F	N/A	N/A	2,035,743.87	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,035,743.87
G	N/A	N/A	7,926,438.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	7,926,438.45
X-A	09/01/24 - 09/30/24	30	0.00	24,130.84	0.00	24,130.84	0.00	0.00	0.00	24,130.84	0.00
X-B	09/01/24 - 09/30/24	30	0.00	7,566.17	0.00	7,566.17	0.00	0.00	0.00	7,566.17	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			29,881,177.51	1,079,882.87	0.00	1,079,882.87	838,186.80	0.00	0.00	241,696.07	30,719,364.31

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12591KAG0	4.300000%	76,285,000.00	50,226,588.57	135,499.89	209,999.06	0.00	0.00	345,498.95	50,091,088.68
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12591KAH8	4.762000%	79,277,000.00	79,277,000.00	0.00	0.00	0.00	0.00	0.00	79,277,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12591KAK1	4.876528%	49,361,000.00	49,361,000.00	0.00	0.00	0.00	0.00	0.00	49,361,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			204,923,000.03	178,864,588.57	135,499.89	209,999.06	0.00	0.00	345,498.95	178,729,088.68

Exchangeable Certificate Details
PEZ	12591KAJ4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

	Additional Information
Total Available Distribution Amount (1)	377,195.96
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,071,543.43	Master Servicing Fee	2,491.92
Interest Reductions due to Nonrecoverability Determination	(836,593.93)	Certificate Administrator Fee	728.67
Interest Adjustments	0.00	Trustee Fee	90.55
Deferred Interest	27,168.86	CREFC® Intellectual Property Royalty License Fee	107.79
ARD Interest	0.00	Operating Advisor Fee	633.25
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	4,052.17
Total Interest Collected	262,118.36

Principal		Expenses/Reimbursements
Scheduled Principal	121,236.43	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	2,377.85
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	40,206.76
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(90,361.23)	Special Servicing Fees (Work Out)	860.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	(135,581.65)
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	3,882.46
Total Principal Collected	30,875.20	Total Expenses/Reimbursements	(88,254.58)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	241,696.07
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	135,499.89
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	377,195.96
Total Funds Collected	292,993.56	Total Funds Distributed	292,993.55

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	258,700,109.71	258,700,109.71	Beginning Certificate Balance	265,734,055.62
(-) Scheduled Principal Collections	121,236.43	121,236.43	(-) Principal Distributions	135,499.89
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(14,263.46)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	90,361.23
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	(135,581.65)
(-) Realized Losses from Collateral	90,361.23	90,361.23	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	30,956.96
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	258,578,873.28	258,578,873.28	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	260,766,170.47	260,766,170.47	Ending Certificate Balance	265,612,819.19
Ending Actual Collateral Balance	260,590,822.67	260,590,822.67

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	7,033,945.91
Beginning Cumulative Advances	20,151,373.58	7,033,945.91	UC / (OC) Change	0.00
Current Period Advances	(135,581.65)	0.00	Ending UC / (OC)	7,033,945.91
Ending Cumulative Advances	20,015,791.93	7,033,945.91	Net WAC Rate	4.88%
			UC / (OC) Interest	28,584.36
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or Less	2	6,682,751.73	2.58%	(12)	5.1177	0.791117	1.39 or less	6	240,084,595.71	92.85%	(12)	4.9347	0.593262
10,000,000 to 24,999,999	2	29,443,001.73	11.39%	(11)	5.7381	1.862234	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 39,999,999	1	35,492,092.21	13.73%	(14)	5.4640	0.173700	1.45 to 1.54	0	0.00	0.00%	0	0.0000	0.000000
40,000,000 to 59,999,999	1	52,776,348.56	20.41%	(15)	3.9000	1.380000	1.55 to 1.64	0	0.00	0.00%	0	0.0000	0.000000
60,000,000 to 69,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.65 to 1.74	0	0.00	0.00%	0	0.0000	0.000000
70,000,000 or Greater	1	134,184,679.05	51.89%	(11)	5.0860	0.342600	1.75 to 1.84	0	0.00	0.00%	0	0.0000	0.000000
Totals	7	258,578,873.28	100.00%	(12)	4.9709	0.715776	1.85 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
							2.00 or greater	1	18,494,277.57	7.15%	(11)	5.4410	2.306200
							Totals	7	258,578,873.28	100.00%	(12)	4.9709	0.715776
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Georgia	1	52,776,348.56	20.41%	(15)	3.9000	1.380000
							Lodging	1	18,494,277.57	7.15%	(11)	5.4410	2.306200
Illinois	1	134,184,679.05	51.89%	(11)	5.0860	0.342600
							Office	2	169,676,771.26	65.62%	(12)	5.1651	0.307270
Maryland	1	1,438,352.36	0.56%	(13)	5.0800	1.396800
							Retail	4	70,407,824.45	27.23%	(14)	4.3795	1.282478
New York	2	23,738,676.94	9.18%	(11)	5.3719	1.934786
							Totals	7	258,578,873.28	100.00%	(12)	4.9709	0.715776
Washington, DC	1	35,492,092.21	13.73%	(14)	5.4640	0.173700

West Virginia	1	10,948,724.16	4.23%	(12)	6.2400	1.112300

Totals	7	258,578,873.28	100.00%	(12)	4.9709	0.715776

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.0000% or less	1	52,776,348.56	20.41%	(15)	3.9000	1.380000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.9999%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.2499%	3	140,867,430.78	54.48%	(11)	5.0875	0.363878	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% or greater	3	64,935,093.94	25.11%	(13)	5.5883	0.939319	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	258,578,873.28	100.00%	(12)	4.9709	0.715776	49 months or greater	7	258,578,873.28	100.00%	(12)	4.9709	0.715776
								Totals	7	258,578,873.28	100.00%	(12)	4.9709	0.715776
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	7	258,578,873.28	100.00%	(12)	4.9709	0.715776	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	61 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	7	258,578,873.28	100.00%	(12)	4.9709	0.715776
	Totals	7	258,578,873.28	100.00%	(12)	4.9709	0.715776	Totals	7	258,578,873.28	100.00%	(12)	4.9709	0.715776
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	2	169,676,771.26	65.62%	(12)	5.1651	0.307270			No outstanding loans in this group
	13 months to 24 months	3	59,459,100.29	22.99%	(15)	4.0369	1.313814
	25 months or greater	2	29,443,001.73	11.39%	(11)	5.7381	1.862234
	Totals	7	258,578,873.28	100.00%	(12)	4.9709	0.715776
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	656100156	OF	Chicago	IL	Actual/360	5.086%	0.00	0.00	0.00	N/A	11/06/23	--	134,184,679.05	134,184,679.05	03/06/23
4	300981004	RT	Savannah	GA	Actual/360	3.900%	171,884.26	111,116.66	0.00	N/A	07/01/23	--	52,887,465.22	52,776,348.56	09/01/24
8	300981008	OF	Washington	DC	Actual/360	5.464%	0.00	0.00	0.00	N/A	08/06/23	--	35,492,092.21	35,492,092.21	11/06/21
15	300981015	LO	New York	NY	Actual/360	5.441%	0.00	0.00	0.00	N/A	11/06/23	--	18,494,277.57	18,494,277.57	11/06/21
23	300981023	RT	Elkview	WV	Actual/360	6.240%	56,933.37	0.00	0.00	N/A	10/06/23	09/24/30	10,948,724.16	10,948,724.16	09/06/24
45	300981045	RT	New York	NY	Actual/360	5.128%	0.00	0.00	0.00	N/A	10/06/23	--	5,244,399.37	5,244,399.37	04/06/23
62	300981062	RT	Bel Air	MD	Actual/360	5.080%	6,131.87	10,119.77	0.00	N/A	09/06/23	--	1,448,472.13	1,438,352.36	02/06/24
Totals							234,949.50	121,236.43	0.00				258,700,109.71	258,578,873.28
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	13,114,002.00	3,343,073.00	07/01/23	06/30/24	10/07/24	84,997,377.96	2,739,681.23	0.00	0.00	5,364,132.29	2,925.50
4	12,560,855.00	0.00	--	--	07/08/24	6,280,711.93	0.00	281,457.04	281,457.04	0.00	0.00
8	474,098.00	0.00	--	--	12/06/22	35,492,092.21	2,250,425.72	0.00	0.00	0.00	208.00
15	3,732,696.00	3,662,479.00	07/01/19	06/30/20	10/07/24	5,569,019.39	311,294.65	0.00	0.00	317,500.28	(171,161.71)
23	1,354,993.00	616,994.00	01/01/16	06/30/16	--	0.00	131,385.52	56,020.98	56,020.98	0.00	0.00
45	238,444.00	0.00	--	--	04/08/24	0.00	0.00	0.00	0.00	0.00	32,446.56
62	281,160.00	272,404.00	10/01/22	09/30/23	10/07/24	572,975.95	2,377.85	13,748.50	129,012.22	36,820.19	0.00
Totals	31,756,248.00	7,894,950.00				132,912,177.44	5,435,164.97	351,226.52	466,490.24	5,718,452.76	(135,581.65)

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
	30-59 Days			60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/11/24	0	0.00	0	0.00	0	0.00	0	0.00	2	36,930,444.57	0	0.00	0	0.00	0	0.00	4.970891%	4.637393%	(12)
09/12/24	0	0.00	0	0.00	0	0.00	0	0.00	1	35,492,092.21	0	0.00	0	0.00	0	0.00	4.970435%	4.636955%	(11)
08/12/24	0	0.00	0	0.00	0	0.00	0	0.00	1	35,492,092.21	0	0.00	0	0.00	0	0.00	4.970005%	4.636542%	(10)
07/12/24	0	0.00	0	0.00	0	0.00	0	0.00	1	35,492,092.21	0	0.00	0	0.00	0	0.00	4.969576%	4.636130%	(9)
06/12/24	0	0.00	0	0.00	0	0.00	0	0.00	1	35,492,092.21	0	0.00	0	0.00	0	0.00	4.969126%	4.635697%	(8)
05/10/24	0	0.00	0	0.00	0	0.00	0	0.00	2	35,492,092.21	0	0.00	0	0.00	1	875,525.32	4.968701%	4.635289%	(7)
04/12/24	0	0.00	0	0.00	0	0.00	0	0.00	2	49,846,897.22	0	0.00	0	0.00	0	0.00	4.969133%	4.632942%	(6)
03/12/24	0	0.00	0	0.00	0	0.00	0	0.00	2	49,846,897.22	0	0.00	0	0.00	1	14,526,462.49	4.968734%	4.632560%	(5)
02/12/24	0	0.00	0	0.00	0	0.00	0	0.00	2	49,846,897.22	0	0.00	0	0.00	0	0.00	4.987338%	4.683782%	(4)
01/12/24	0	0.00	0	0.00	0	0.00	0	0.00	2	49,846,897.22	0	0.00	1	914,956.09	0	0.00	4.987033%	4.675131%	(3)
12/12/23	0	0.00	1	10,948,724.16	0	0.00	1	10,948,724.16	2	49,846,897.22	0	0.00	0	0.00	0	0.00	4.998383%	4.712112%	(2)
11/10/23	0	0.00	0	0.00	0	0.00	1	10,948,724.16	2	49,846,897.22	0	0.00	0	0.00	0	0.00	4.998117%	4.711940%	(1)
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	656100156	03/06/23	18	5	0.00	0.00	5,367,057.79	134,874,029.40	11/02/21	13
4	300981004	09/01/24	0	5	281,457.04	281,457.04	52.91	52,887,465.22	07/20/23	13
8	300981008	11/06/21	34	5	0.00	0.00	208.00	35,851,542.76	07/11/18	7			03/14/19
15	300981015	11/06/21	34	5	0.00	0.00	390,616.14	19,243,008.80	04/01/21	2
23	300981023	09/06/24	0	B	56,020.98	56,020.98	3,882.46	10,948,724.16
45	300981045	04/06/23	17	5	0.00	0.00	32,446.56	5,268,532.16	09/16/22	2
62	300981062	02/06/24	7	5	13,748.50	129,012.22	123,354.62	1,517,520.17	08/10/23	7			09/16/24
Totals					351,226.52	466,490.24	5,917,618.48	260,590,822.67
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		247,630,149	0	210,699,705		36,930,445
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		10,948,724	10,948,724		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-24	258,578,873	63,725,073	0	0	157,923,356	36,930,445
Sep-24	258,700,110	10,948,724	52,887,465	0	159,371,828	35,492,092
Aug-24	258,815,016	10,948,724	0	52,992,500	159,381,700	35,492,092
Jul-24	258,929,528	10,948,724	0	0	212,488,712	35,492,092
Jun-24	259,049,600	10,948,724	0	0	212,608,783	35,492,092
May-24	259,163,307	10,948,724	0	0	212,722,490	35,492,092
Apr-24	273,637,407	64,369,332	0	0	159,421,177	49,846,897
Mar-24	273,750,314	10,948,724	0	0	212,954,692	49,846,897
Feb-24	325,224,841	10,948,724	0	0	264,429,220	49,846,897
Jan-24	325,451,684	10,948,724	0	0	264,656,063	49,846,897
Dec-23	373,317,800	83,673,366	0	10,948,724	228,848,813	49,846,897
Nov-23	373,646,676	10,948,724	0	0	312,851,055	49,846,897
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	656100156	134,184,679.05	134,874,029.40	120,000,000.00	03/20/24	3,343,073.00	0.34260	06/30/24	11/06/23	228
4	300981004	52,776,348.56	52,887,465.22	128,800,000.00	04/25/24	11,716,714.00	1.38000	12/31/22	07/01/23	228
8	300981008	35,492,092.21	35,851,542.76		12/28/23	465,773.00	0.17370	12/31/23	08/06/23	228
15	300981015	18,494,277.57	19,243,008.80	19,000,000.00	07/10/23	3,434,532.00	2.30620	06/30/20	11/06/23	228
45	300981045	5,244,399.37	5,268,532.16	7,200,000.00	03/18/24	230,835.00	0.62500	12/31/22	10/06/23	228
62	300981062	1,438,352.36	1,517,520.17	1,250,000.00	05/07/24	272,404.00	1.39680	09/30/23	09/06/23	226
Totals		247,630,149.12	249,642,098.51	276,250,000.00		19,463,331.00

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	656100156	OF	IL	11/02/21	13

Loan transferred to Special Servicer on 11-02-2021 due to Imminent Monetary Default and subsequent default for the 11-06-2021 payment. Property is a 1.45MM SF Class A, 22-story office building w/ ground floor retail located in the Chicago

CBD. The Property occupies an entire city block with frontage on four streets and lobby entrances at the north and south ends of the building on West Jackson Boulevard and West Quincy Street. The Property's layout consists of 21 office levels, a ground floor that includes grade retail and a subterranean garage with 200 parking spots. As of May 2024 Property is 57% occupied. Receiver has been appointed. Lender is in discussions with Borrower about another potential

	cooperative marketing/sale process and/o r Deed-In-Lieu. Receiver will continue to address property needs. The Master Servicer has deemed the Loan as non-recoverable.

4	300981004	RT	GA	07/20/23	13

Loan transferred to Special Servicing effective 7/5/2023 for maturity default (July 2023 maturity). The loan collateral is 626,966 SF portion of a 942,687 SF mall located in Savannah, GA built in 1969 and renovated in 2002. The loan collateral anch or s are Macy's and JCPenney. Non-collateral anchors are Belk and a former Sears box that is currently vacant. October 2023 inspection reported the property to be in average to good overall condition. The loan collateral portion is

	currently +/- 93% occupied and the overall mall (owned/unowned) is +/- 79% (due to the vacant Sears box). Strategy is to dual track a loan modification and receivership/foreclosure.

8	300981008	OF	DC	07/11/18	7
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

15	300981015	LO	NY	04/01/21	2

The Property is an independent limited-service 12-story boutique hotel comprised of 72 rooms and is situated on a 0.05-acre parcel. Subject property also features a 2,200 sq ft ground floor retail space and is located at 62 Madison Avenue, New

York , NY. The Property has union labor. The file transferred SS on 4/1/2021 due to Delinquent Payments. The Property remains closed. Counsel has filed the foreclosure action. Borrower has yet to provide a viable proposal. The courts

	have granted summary judgment. A referee has been appointed and has confirmed lenders payoff numbers. Lender has filed motion to confirm referee report and final judgement which is pending.

45	300981045	RT	NY	09/16/22	2

The loan transferred SS on 9/19/22 for delinquent payments. Collateral includes a single retail condo unit, at the base of 111 Mercer Street in the SoHo neighborhood of NYC. The subject is located below a residential condominium building and consists of 2,000 SF of ground floor retail space and 1,800 SF of basement level space. Lender has engaged counsel and the foreclosure complaint was filed. Borrower has signed a new lease for the space with ME+EM, who began paying

	rent 1/2024. Lender is continuing to proceed with foreclosure.

62	300981062	RT	MD	08/10/23	7

Title Date: 9/9/2024 Property Description: Leasehold interest to a 12,547 SF retail property (dark Walgreens drug store) located at 585 Marketplace Drive in Bel Air, Maryland. The improvements were constructed in 2009 and are situated on a

0.92-acr e site. Leasing Summary: Walgreens leases the property through 2069 however they vacated the property in 2015 and their first termination option will be in March of 2034. The property is subject to a ground lease which is contemporaneous to the Walgreens Operating Lease; therefore, the leasehold interest will also likely terminate in March 2034. Marketing Summary: The property is not currently listed for sale but updated valuations are being requested.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	300981002	0.00	5.25000%	0.00	5.25000%	9	08/05/20	07/31/20	--
23	300981023	0.00	6.34000%	0.00	6.34000%	9	09/29/22	09/29/22	--
31	300981031	0.00	5.22800%	0.00	5.22800%	8	09/21/21	10/06/21	12/06/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 27

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
13	300981013	12/10/21	21,026,953.82	11,350,000.00	15,651,000.00	5,415,375.91	14,573,170.05	9,157,794.14	11,869,159.68	0.00	169,203.57	11,699,956.11	49.57%
17	300981017	03/12/24	14,562,917.70	30,800,000.00	15,159,890.13	324,841.84	15,159,890.13	14,835,048.29	0.00	0.00	0.00	0.00	0.00%
18	300981018	01/10/20	12,196,756.89	8,800,000.00	10,832,805.65	4,210,283.29	10,832,805.65	6,622,522.36	5,574,234.53	0.00	20,795.07	5,553,439.46	31.28%
20	656100149	05/10/24	14,354,805.01	3,400,000.00	3,215,627.07	1,379,489.80	2,255,015.12	875,525.32	13,479,279.69	(90,361.23)	(90,361.23)	13,569,640.92	82.24%
21	300981021	07/12/22	12,765,316.11	10,200,000.00	10,250,019.36	5,178,976.53	9,826,469.39	4,647,492.86	8,117,823.25	0.00	162,400.29	7,955,422.96	51.42%
38	300981038	12/12/19	6,488,855.68	4,500,000.00	5,420,085.13	2,222,347.07	4,687,477.61	2,465,130.54	4,023,725.14	0.00	158,839.22	3,864,885.92	52.51%
47	300981047	01/10/20	4,228,975.56	2,600,000.00	3,699,784.96	1,401,947.21	3,572,792.43	2,170,845.22	2,058,130.34	0.00	23,767.06	2,034,363.28	38.93%
60	300981060	01/10/20	2,845,342.23	1,600,000.00	2,844,045.35	898,527.38	2,754,457.73	1,855,930.35	989,411.88	0.00	16,543.26	972,868.62	27.02%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			88,469,923.00	73,250,000.00	67,073,257.65	21,031,789.03	63,662,078.11	42,630,289.08	46,111,764.51	(90,361.23)	461,187.24	45,650,577.27

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/11/24	30,956.96	0.00	0.00	0.00	0.00	30,956.96	0.00	0.00	431,199.12
		08/12/24	114,512.08	0.00	0.00	0.00	0.00	114,512.08	0.00	0.00
		04/12/24	91,966.66	0.00	0.00	0.00	0.00	91,966.66	0.00	0.00
		03/12/24	189,406.38	0.00	0.00	0.00	0.00	189,406.38	0.00	0.00
		12/12/19	0.00	0.00	0.00	(4,357.04)	0.00	4,357.04	0.00	0.00
13	300981013	03/12/24	0.00	0.00	11,699,956.11	0.00	0.00	(3,953.07)	0.00	0.00	11,699,956.11
		12/12/22	0.00	0.00	11,703,909.18	0.00	0.00	(55,587.84)	0.00	0.00
		09/12/22	0.00	0.00	11,759,497.02	0.00	0.00	40.70	0.00	0.00
		08/12/22	0.00	0.00	11,759,456.32	0.00	0.00	115.50	0.00	0.00
		05/12/22	0.00	0.00	11,759,340.82	0.00	0.00	(109,818.86)	0.00	0.00
		12/10/21	0.00	0.00	11,869,159.68	0.00	0.00	11,869,159.68	0.00	0.00
17	300981017	03/12/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	300981018	05/12/22	0.00	0.00	5,553,639.46	0.00	0.00	29.46	0.00	0.00	5,553,639.46
		08/12/21	0.00	0.00	5,553,410.00	0.00	0.00	239.16	0.00	0.00
		06/11/21	0.00	0.00	5,553,170.84	0.00	0.00	190.32	0.00	0.00
		03/12/21	0.00	0.00	5,552,980.52	0.00	0.00	(17,790.78)	0.00	0.00
		01/12/21	0.00	0.00	5,570,771.30	0.00	0.00	104.22	0.00	0.00
		11/13/20	0.00	0.00	5,570,667.08	0.00	0.00	263.29	0.00	0.00
		07/10/20	0.00	0.00	5,570,403.79	0.00	0.00	353.57	0.00	0.00
		06/12/20	0.00	0.00	5,570,250.22	0.00	0.00	(4,115.31)	0.00	0.00
		02/12/20	0.00	0.00	5,574,365.53	0.00	0.00	131.00	0.00	0.00
		01/10/20	0.00	0.00	5,574,234.53	0.00	0.00	5,574,234.53	0.00	0.00
20	656100149	10/11/24	0.00	0.00	13,569,640.92	0.00	0.00	90,361.23	0.00	0.00	12,947,557.30
		05/10/24	0.00	0.00	13,479,279.69	0.00	0.00	13,479,279.69	0.00	(622,083.62)
21	300981021	11/10/23	0.00	0.00	7,955,422.96	0.00	0.00	(866.97)	0.00	0.00	7,955,383.27
		10/13/23	0.00	0.00	7,956,289.93	0.00	0.00	415.56	0.00	0.00
		06/12/23	0.00	0.00	7,955,874.37	0.00	0.00	(21,094.28)	0.00	0.00
		01/12/23	0.00	0.00	7,976,928.96	0.00	0.00	210.00	0.00	0.00
		12/12/22	0.00	0.00	7,976,718.96	0.00	0.00	722.78	0.00	0.00
		11/14/22	0.00	0.00	7,975,996.18	0.00	0.00	(142,040.57)	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
21	300981021	08/12/22	0.00	0.00	8,118,036.75	0.00	0.00	213.50	0.00	0.00
		07/12/22	0.00	0.00	8,117,823.25	0.00	0.00	8,117,823.25	0.00	0.00
38	300981038	03/11/22	0.00	0.00	3,864,885.92	0.00	0.00	(53,299.48)	0.00	0.00	3,864,885.92
		09/13/21	0.00	0.00	3,918,185.40	0.00	0.00	239.16	0.00	0.00
		06/11/21	0.00	0.00	3,917,946.24	0.00	0.00	243.82	0.00	0.00
		03/12/21	0.00	0.00	3,917,702.42	0.00	0.00	(7,524.80)	0.00	0.00
		01/12/21	0.00	0.00	3,925,227.22	0.00	0.00	34.22	0.00	0.00
		12/11/20	0.00	0.00	3,925,193.00	0.00	0.00	70.00	0.00	0.00
		10/13/20	0.00	0.00	3,925,123.00	0.00	0.00	(13,750.11)	0.00	0.00
		08/12/20	0.00	0.00	3,938,873.11	0.00	0.00	288.28	0.00	0.00
		07/10/20	0.00	0.00	3,938,584.83	0.00	0.00	(80,640.31)	0.00	0.00
		06/12/20	0.00	0.00	4,019,225.14	0.00	0.00	(4,725.67)	0.00	0.00
		03/12/20	0.00	0.00	4,023,950.81	0.00	0.00	186.67	0.00	0.00
		01/10/20	0.00	0.00	4,023,764.14	0.00	0.00	39.00	0.00	0.00
		12/12/19	0.00	0.00	4,023,725.14	0.00	0.00	4,023,725.14	0.00	0.00
47	300981047	05/12/22	0.00	0.00	2,034,363.28	0.00	0.00	32.02	0.00	0.00	1,958,059.80
		08/12/21	0.00	0.00	2,034,331.26	0.00	0.00	239.16	0.00	0.00
		06/11/21	0.00	0.00	2,034,092.10	0.00	0.00	155.32	0.00	0.00
		03/12/21	0.00	0.00	2,033,936.78	0.00	0.00	(5,740.33)	0.00	0.00
		01/12/21	0.00	0.00	2,039,677.11	0.00	0.00	104.22	0.00	0.00
		07/10/20	0.00	0.00	2,039,572.89	0.00	0.00	353.57	0.00	0.00
		06/12/20	0.00	0.00	2,039,219.32	0.00	0.00	(19,079.52)	0.00	0.00
		02/12/20	0.00	0.00	2,058,298.84	0.00	0.00	168.50	0.00	0.00
		01/10/20	0.00	0.00	2,058,130.34	0.00	0.00	2,058,130.34	0.00	(76,303.48)
60	300981060	02/11/22	0.00	0.00	972,868.62	0.00	0.00	(3,552.82)	0.00	0.00	953,808.30
		01/12/21	0.00	0.00	976,421.44	0.00	0.00	104.22	0.00	0.00
		07/10/20	0.00	0.00	976,317.22	0.00	0.00	153.57	0.00	0.00
		06/12/20	0.00	0.00	976,163.65	0.00	0.00	(13,416.73)	0.00	0.00
		02/12/20	0.00	0.00	989,580.38	0.00	0.00	168.50	0.00	0.00
		01/10/20	0.00	0.00	989,411.88	0.00	0.00	989,411.88	0.00	(19,060.32)
Current Period Totals			30,956.96	0.00	0.00	0.00	0.00	121,318.19	0.00	0.00	121,318.19
Cumulative Totals			426,842.08	0.00	45,650,777.27	(4,357.04)	0.00	46,081,936.70	0.00	(717,447.42)	45,364,489.28

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	27,955.14	0.00	0.00	0.00	0.00	568,719.40	0.00	0.00	0.00	0.00
4	0.00	0.00	(389.89)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	7,394.19	0.00	0.00	0.00	0.00	161,607.33	0.00	0.00	0.00	0.00
15	0.00	0.00	3,852.97	0.00	0.00	0.00	0.00	83,856.14	0.00	0.00	0.00	0.00
23	0.00	(27,168.86)	0.00	0.00	860.00	0.00	0.00	0.00	0.00	0.00	3,882.46	912.39
45	0.00	0.00	1,092.58	0.00	0.00	0.00	0.00	22,411.07	0.00	0.00	0.00	0.00
62	0.00	0.00	301.77	0.00	0.00	2,377.85	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	(27,168.86)	40,206.76	0.00	860.00	2,377.85	0.00	836,593.93	0.00	0.00	3,882.46	912.39
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		857,664.53

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
Disclosable Special Servicer Fees
Loan ID 656100156 SS Fee 52,182.93	Loan ID 300981008 SS Fee 7,394.19	Loan ID 300981015 SS Fee 3,852.97	Loan ID 300981023 SS Fee 860.00	Loan ID 300981045 SS Fee 1,092.58	Loan ID 300981062 SS Fee 301.77

© 2021 Computershare. All rights reserved. Confidential.					Page 27 of 27